UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

9 Executive Park Drive, Suite B, Clifton Park, NY      12065

(Address of principal executive offices)                                       (Zip code)

John B. Walthausen

Walthausen Funds

9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 348-7217

Date of fiscal year end: January  31

Date of reporting period: July 1, 2007 – June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: WALTHAUSEN SMALL CAP VALUE FUND
Custodian Name: HUNTINGTON NATIONAL BANK

AMERICAN REPROGRAPHICS
Ticker:	ARP	Meeting Date:	5/2/2008
CUSIP	29263100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES				FOR	NO VOTE		ISSUER

2. RATIFY PRICEWATERHOUSE COOPERS AS INDEPENDENT AUDITORS FOR 2008				FOR	NO VOTE		ISSUER

AMTRUST FINANCIAL SERVICES
Ticker:	AFSI	Meeting Date:	5/23/2008
CUSIP	32359309

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (7)				FOR	FOR	WITH	ISSUER

2. RATIFY OF BDO SEIDMAN AS INDEPENDENT AUDITOR FOR 2008				FOR	FOR	WITH	ISSUER

ARCH CHEMICALS
Ticker:	ARJ	Meeting Date:	4/25/2008
CUSIP	03937R102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (3)				FOR	FOR	WITH	ISSUER

2. RATIFY OF KMPG AS INDEPENDENT PUBLIC ACCOUNTANT FOR 2008				FOR	FOR	WITH	ISSUER
ASTRO-MED
Ticker:	A LOT	Meeting Date:	5/13/2008
CUSIP	04638F108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (5)				FOR	FOR	WITH	ISSUER

BERKSHIRE BANK CORP
Ticker:	BERK	Meeting Date:	4/7/2008
CUSIP	84597202

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (6)				FOR	FOR	WITH	ISSUER

2. RATIFY OF KMPG AS INDEPENDENT PUBLIC ACCOUNTANT FOR 2008				FOR	FOR	WITH	ISSUER

CBIZ, INC.
Ticker:	CBZ	Meeting Date:	5/15/2008
CUSIP	124805102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (3)				FOR	FOR	WITH	ISSUER

2. RATIFY OF KMPG AS INDEPENDENT PUBLIC ACCOUNTANT FOR 2008				FOR	FOR	WITH	ISSUER

CKE RESTAURANTS
Ticker:	CKE	Meeting Date:	6/19/2008
CUSIP	12561E105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (3)				FOR	NOVOTE		ISSUER

2. RATIFY OF KMPG AS INDEPENDENT PUBLIC ACCOUNTANT FOR 2008				FOR	NO VOTE		ISSUER

CORN PRODUCTS
Ticker:	CPO	Meeting Date:	5/21/2008
CUSIP	219023108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (3)				FOR	FOR	WITH	ISSUER

2. RATIFY OF KMPG AS INDEPENDENT PUBLIC ACCOUNTANT FOR 2008				FOR	FOR	WITH	ISSUER
CSG SYSTEMS INTERNATIONAL
Ticker:	CSGS	Meeting Date:	5/20/2008
CUSIP	126349109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (3)				FOR	FOR	WITH	ISSUER

2. RATIFY OF KMPG AS INDEPENDENT PUBLIC ACCOUNTANT FOR 2008				FOR	FOR	WITH	ISSUER

D&E COMMUNICATIONS
Ticker:	DECC	Meeting Date:	4/24/2008
CUSIP	232860106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (5)				FOR	FOR	WITH	ISSUER

3. APPROVE THE 2008 LONG-TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

4. RATIFY PRICEWATERHOUSE COOPERS AS INDEPENDENT AUDITORS FOR 2008				FOR	FOR	WITH	ISSUER

DELUXE CORPORATION
Ticker:	DLX	Meeting Date:	4/30/2008
CUSIP	248019101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (10)				FOR	NO VOTE		ISSUER

2. RATIFY PRICEWATERHOUSE COOPERS AS INDEPENDENT PUBLIC				FOR	NO VOTE		ISSUER
ACCOUNTANTS FOR 2008

3.APPROVE 2008 ANNNUAL INCENTIVE PLAN				FOR	NO VOTE		ISSUER

4. APPROVE 2008 STOCK INCENTIVE PLAN				FOR	NO VOTE		ISSUER

FLOWERS FOODS
Ticker:	FLO	Meeting Date:	5/30/2008
CUSIP	343498101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (4)				FOR	FOR	WITH	ISSUER

2. APPROVE AMEMDMENT TO RESTATED ARTICLES OF INCORPORATION				FOR	FOR	WITH	ISSUER
TO INCREASE THE NUMBER OF AUTHORIZED SHARWES OF COMMN STOCK
TO 500,000,000 SHARES

3. RATIFY PRICEWATERHOUSE COOPERS AS INDEPENDENT PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTANTS FOR 2008

HARVEST NATURAL RESOURCES
Ticker:	HNR	Meeting Date:	5/15/2008
CUSIP	41754V103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (7)				FOR	FOR	WITH	ISSUER

2. RATIFY PRICEWATERHOUSE COOPERS AS INDEPENDENT PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTANTS

IBASIS, INC.
Ticker:	IBAS	Meeting Date:	5/28/2008
CUSIP	450732201

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (2)				FOR	FOR	WITH	ISSUER

2. RATIFY PRICEWATERHOUSE COOPERS AS INDEPENDENT PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTANTS FOR 2008

INNOSPEC INC.
Ticker:	IOSP	Meeting Date:	5/6/2008
CUSIP	45768S105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (3)				FOR	FOR	WITH	ISSUER

3. RATIFY PRICEWATERHOUSE COOPERS AS INDEPENDENT PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTANTS FOR 2008

4. ADOPT THE PERFORMANCE RELATED STOCK OPTION PLAN FOR 2008				FOR	FOR	WITH	ISSUER

5. ADOPT THE COMPANY SHARE OPTION PLAN FOR 2008				FOR	FOR	WITH	ISSUER

6. ADOPT THE NON-EMPLOYEE DIRECTORS' STOCK OPTION PLAN FOR 2008				FOR	FOR	WITH	ISSUER

7. ADOOPT THE SHARESAVE PLAN FOR 2008				FOR	FOR	WITH	ISSUER

KAMAN CORPORATION
Ticker:	KAMN	Meeting Date:	4/16/2008
CUSIP	483548103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (4)				FOR	FOR	WITH	ISSUER

2. APPROVE CASH BONUS PLAN AS OF JAN 1, 2008				FOR	FOR	WITH	ISSUER

3. RATIFY KPMG LLC AS INDEPENDENT PUBLIC ACCOUNTANTS FOR 2008				FOR	FOR	WITH	ISSUER

KANSAS CITY SOUTHERN
Ticker:	KSU	Meeting Date:	5/1/2008
CUSIP	485170302

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (3)				FOR	FOR	WITH	ISSUER

2. RATIFY KPMG LLC AS INDEPENDENT PUBLIC ACCOUNTANTS FOR 2008				FOR	FOR	WITH	ISSUER

3. REAPPROVE SECTION 18.7 (PERFORMANCE MEASURES) OF THE 1991				FOR	FOR	WITH	ISSUER
AMENDED AND RESTATED STOCK OPTION AND PERFORMANCE AWARD
PLAN FOR PURPOSES OF IRS CODE SECTION 162(M)

K-TRON INTERNATIONAL
Ticker:	KTRON	Meeting Date:	5/8/2008
CUSIP	482730108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (2)				FOR	FOR	WITH	ISSUER

MERCER INTERNATIONAL
Ticker:	MERC	Meeting Date:	6/5/2008
CUSIP	588056101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (7)				FOR	FOR	WITH	ISSUER

2. RATIFY PRICEWATERHOUSE COOPERS AS AUDITORS				FOR	FOR	WITH	ISSUER

MOLINA HEALTHCARE
Ticker:	MOH	Meeting Date:	5/15/2008
CUSIP	60855R100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (3)				FOR	FOR	WITH	ISSUER

NARA BANCORP
Ticker:	NARA	Meeting Date:	5/29/2008
CUSIP	63080P105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (8)				FOR	FOR	WITH	ISSUER

2. RATIFY CROWE CHIZEK AND COMPANY LLC AS INDEPENDENT PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTANTS FOR 2008

NATIONAL WESTERN LIFE INSURANCE COMPANY
Ticker:	NWLIA	Meeting Date:	6/20/2008
CUSIP	638522102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (4)				FOR	FOR	WITH	ISSUER

2. ADOPTION OF INCENTIVE PLAN 2008				FOR	FOR	WITH	ISSUER

NORTHRIM BANCORP
Ticker:	NRIM	Meeting Date:	5/1/2008
CUSIP	666762109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (10)				FOR	FOR	WITH	ISSUER

OWENS AND MINOR
Ticker:	OMI	Meeting Date:	4/25/2008
CUSIP	690732102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (4)				FOR	NO VOTE		ISSUER

2. ADOPTION OF INCENTIVE PLAN 2008				FOR	NO VOTE		ISSUER

THE PHOENIX COMPANIES
Ticker:	PNX	Meeting Date:	5/2/2008
CUSIP	71902E109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (5)				FOR	FOR	WITH	ISSUER

2. RATIFY PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTANTS FOR THE COMPANY

PORTLAND GENERAL ELECTRIC
Ticker:	POR	Meeting Date:	5/7/2008
CUSIP	736508847

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (10)				FOR	FOR	WITH	ISSUER

2. RATIFY DELOITTE & TOUCHE LLP AS INDEPENDENT PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTANTS FOR 2008

3. APPROVE THE AMENDED AND RESTATED COMPANY 2006 STOCK				FOR	FOR	WITH	ISSUER
INCENTIVE PLAN

4. APPROVE THE COMPANY 2008 ANNUAL CASH INCENTIVE MASTER PLAN				FOR	FOR	WITH	ISSUER
FOR EXECUTIVE OFFICERS

PREFORMED LINE PRODUCTS
Ticker:	PLPC	Meeting Date:	4/28/2008
CUSIP	740444104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVE THE ADOPTION OF THE COMPANY'S LIONG TERM INCENTIVE				FOR	AGAINST	AGAINST	ISSUER
PLAN 2008

2. ELECTION OF NOMINEES (5)				FOR	FOR	WITH	ISSUER

PRE-PAID LEGAL SERVICES
Ticker:	PPD	Meeting Date:	5/21/2008
CUSIP	740065107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (2)				FOR	FOR	WITH	ISSUER

2. RATIFY GRANT THORNTON LLP AS INDEPENDENT PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTANTS FOR THE COMPANY

REHABCARE GROUP
Ticker:	RHB	Meeting Date:	4/29/2008
CUSIP	759148109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (7)				FOR	FOR	WITH	ISSUER

2. RATIFY KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANTS FOR 2008				FOR	FOR	WITH	ISSUER

RENT-A-CENTER INC
Ticker:	RCII	Meeting Date:	5/14/2008
CUSIP	76009N100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (3)				FOR	FOR	WITH	ISSUER

2. RATIFY GRANT THORNTON LLP AS INDEPENDENT AUDITORS FOR 2008				FOR	FOR	WITH	ISSUER

ROGERS CORPORATION
Ticker:	ROG	Meeting Date:	5/9/2008
CUSIP	775133101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (9)				FOR	FOR	WITH	ISSUER

2. APPROVE THIRD AMENDMENT TO THE 2005 EQUITY COMPENSATION PLAN				FOR	FOR	WITH	ISSUER

3. RATIFY ERNST & YOUNG LLP AS INDEPENDENT PUBLIC ACCOUNTANTS				FOR	FOR	WITH	ISSUER
FOR 2008

SEACOR HOLDINGS
Ticker:	CKH	Meeting Date:	6/4/2008
CUSIP	811904101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (11)				FOR	FOR	WITH	ISSUER

2. RATIFY ERNST & YOUNG LLP AS INDEPENDENT PUBLIC ACCOUNTANTS				FOR	FOR	WITH	ISSUER
FOR 2008

SENSIENT TECHNOLOGIES CORPORATION
Ticker:	RHB	Meeting Date:	4/29/2008
CUSIP	759148109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (7)				FOR	FOR	WITH	ISSUER

2. RATIFY ERNST & YOUNG LLP AS INDEPENDENT PUBLIC ACCOUNTANTS				FOR	FOR	WITH	ISSUER
FOR 2008

SILGAN HOLDINGS
Ticker:	SLGN	Meeting Date:	6/4/2008
CUSIP	827048109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (2)				FOR	NO VOTE		ISSUER

2. RATIFY ERNST & YOUNG LLP AS INDEPENDENT PUBLIC ACCOUNTANTS				FOR	NO VOTE		ISSUER
FOR 2008

SPECTRUM CONTROL
Ticker:	SPEC	Meeting Date:	4/7/2008
CUSIP	847615101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (3)				FOR	FOR	WITH	ISSUER

2. RATIFY ERNST & YOUNG LLP AS AUDITORS FOR 2008				FOR	FOR	WITH	ISSUER

SUPERIOR INDUSTRIES
Ticker:	SUP	Meeting Date:	5/30/2008
CUSIP	868168105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (3)				FOR	FOR	WITH	ISSUER

2. APPROVAL OF 2008 EQUITY INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

TECHNITROL INC
Ticker:	TNL	Meeting Date:	5/15/2008
CUSIP	878555101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (1)				FOR	FOR	WITH	ISSUER

2. APPROVAL OF AMENDED AND RESTATED BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER
STOCK PLAN

3. APPROVAL OF THE AMENDED ANSD RESTATED RESTRICTED STOCK				FOR	FOR	WITH	ISSUER
PLAN II

TEMPUR-PEDIC INTERNATIONAL
Ticker:	TPX	Meeting Date:	5/6/2008
CUSIP	88023U101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (9)				FOR	FOR	WITH	ISSUER

2. AMENDMENT TO THE 2003 EQUITY INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

3. RATIFY ERNST & YOUNG LLP AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

TRUSTCO BANK
Ticker:	TRST	Meeting Date:	5/19/2008
CUSIP	898349105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (2)				FOR	FOR	WITH	ISSUER

3. RATIFY KPMG LLP AS INDEPENDENT AUDITORS FOR 2008				FOR	FOR	WITH	ISSUER

USEC
Ticker:	USU	Meeting Date:	4/24/2008
CUSIP	90333E108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES				FOR	NO VOTE		ISSUER

2. RATIFY KPMG LLP AS INDEPENDENT AUDITORS FOR 2008				FOR	NO VOTE

WSETFIELD FINANCIAL
Ticker:	WFD	Meeting Date:	5/22/2008
CUSIP	96008P104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (3)				FOR	FOR	WITH	ISSUER

2.. RATIFY WOLF & COMPANY P.C. AS INDEPENDENT PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTING FIM FOR 2008

3. AMEND 2007 STOCK OPTION PLAN				FOR	FOR	WITH	ISSUER

4. AMEND 2007 RECOGNITION AND RETENTION PLAN				FOR	FOR	WITH	ISSUER

WHITING PETROLEUM CORPORATION
Ticker:	WLL	Meeting Date:	5/6/2008
CUSIP	898349105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF NOMINEES (1)				FOR	FOR	WITH	ISSUER

2. APPROVAL OF PERFORMANCE GOALS AND RELATED MATTERS UNDER				FOR	FOR	WITH	ISSUER
THE 2003 EQUITY INCENTIVE PLAN

3. RATIFY DELOITTE & TOUCHE LLP AS INDEPENDENT PUBLIC ACCOUNTING				FOR	FOR	WITH	ISSUER
FIRM

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Walthausen Funds

By: /s/ John B. Walthausen

       John B. Walthausen, President

Date:         August 27, 2008